Cash and Cash Equivalents:	3 Months Ended
Mar. 31, 2019
Cash and Cash Equivalents: [Abstract]
Cash and Cash Equivalents:

Note 4.      Cash and Cash Equivalents:

	March 31,	December 31,
	2019	2018
Bank deposits	$45,617,317	$47,588,968
Short term investments	100,847,343	100,057,385
Total	$146,464,660	$147,646,353

Short term investments include money market funds and U.S. treasury bills which mature in three months or less.

Payments made by Venezuela associated with the Settlement Agreement (excluding the recent transfer of Venezuelan bonds) have generally been deposited into a trust account for the benefit of the Company at Banco de Desarrollo Económico y Social de Venezuela ("Bandes Bank") (the "Trust Account"), a Venezuelan state-owned development bank. Under the trust agreement, the Company has the right to transfer the funds to its bank account outside of Venezuela. With the designation of Bandes Bank as an SDN on March 22, 2019, the Company is treating the Trust Account as blocked property. The Trust Account and the approximately $21.5 million therein will remain blocked property until the U.S. government delists Bandes Bank as an SDN or issues a specific license to the Company to unblock this property.